Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Related Party Transactions

28.Related Party Transactions

Management and Director Compensation

Compensation for the company’s key management team for the years ended December 31 determined in accordance with the company’s IFRS accounting policies was as follows:

	2021	2020
Salaries and other short-term employee benefits	10.8	10.9
Share-based payments	4.7	3.5
	15.5	14.4

Compensation for the company’s Board of Directors for the years ended December 31 was as follows:

	2021	2020
Retainers and fees	1.5	1.1
Share-based payments	0.4	0.6
	1.9	1.7

Transactions with investments in associates

Atlas preferred shares and warrants

On June 11, 2021 the company exchanged certain tranches of its Atlas debentures for preferred shares and warrants as described in note 6.

HFP unsecured debentures and warrants

On March 31, 2021 the company invested $100.0 in HFP unsecured debentures and warrants as described in note 6.

RiverStone Barbados portfolio investments

On February 8, 2021 the company entered into an arrangement to purchase (unless sold earlier) certain portfolio investments owned by RiverStone Barbados pursuant to the transaction described in note 23.

Eurolife non-controlling interest redemption liability

Pursuant to the consolidation of Eurolife as described in note 23, the company has a redemption liability on the 20.0% non-controlling interest in Eurolife held by the company’s associate Eurobank that is included in accounts payable and accrued liabilities on the consolidated balance sheet.

Transactions with subsidiaries

Fairfax India’s sale of Privi

On April 29, 2021 Fairfax India completed the sale of its 48.8% equity interest in Privi to certain affiliates of Privi’s founders as described in note 23.

Thomas Cook India preferred shares

During the first quarter of 2021 the company invested $60.0 in Thomas Cook India preferred shares through a private placement. This intercompany shareholding is eliminated in the company’s consolidated financial reporting.

Fairfax India Performance Fee Receivable

On December 31, 2021 the holding company had a performance fee receivable of $84.7 pursuant to its investment advisory agreement with Fairfax India for the period from January 1, 2021 to December 31, 2023. This intercompany receivable is eliminated in the company’s consolidated financial reporting. Under the investment advisory agreement, if a performance fee is payable for the period ending on December 31, 2023, the performance fee will be payable in cash, or at Fairfax’s option, in subordinate voting shares of Fairfax India. If Fairfax elects to have the performance fee paid in subordinate voting shares, such election must be made no later than December 15, 2023.

On March 5, 2021 the holding company received 546,263 newly issued Fairfax India subordinate voting shares as settlement of an intercompany performance fee receivable of $5.2 pursuant to its investment advisory agreement with Fairfax India as the increase in Fairfax India’s book value per share (common shareholders’ equity divided by the number of common shares effectively outstanding) over the period from January 1, 2018 to December 31, 2020 exceeded a specified threshold.

Fairfax India Senior Notes Offering

On February 26, 2021 the company’s subsidiaries purchased $58.4 principal amount of Fairfax India’s 5.00% unsecured senior notes pursuant to the offering described in note 15.